Share-based Compensation - Schedule of RSU Activity (Details) - Weighted Average Grant Date Fair Value [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of RSU Activity [Line Items]
Number of Shares, Unvested beginning balance	339,287	327,141
Weighted Average Grant Date Fair Value, Unvested beginning balance	$ 58.92	$ 153.12
Number of Shares, Granted	523,702	356,230
Weighted Average Grant Date Fair Value, Granted	$ 1.54	$ 9.63
Number of Shares, Vested	(168,427)	(156,646)
Weighted Average Grant Date Fair Value, Vested	$ 43.13	$ 109.6
Number of Shares, Forfeited	(236,067)	(187,438)
Weighted Average Grant Date Fair Value, Forfeited	$ 33.55	$ 83.51
Number of Shares, Unvested, ending balance	458,495	339,287
Weighted Average Grant Date Fair Value, Unvested, ending balance	$ 11.97	$ 58.92